Deposits	12 Months Ended
Mar. 31, 2016
Banking And Thrift [Abstract]
Deposits

Note 5 - Deposits

	March 31,
	2016			2015
	Weighted			Weighted
	Average			Average
	Rate	Amount	Percent	Rate	Amount	Percent
	(Dollars In Thousands)
Non-interest bearing demand	0.00%	$17,937	2.58%	0.00%	$12,897	1.85%
Interest bearing demand	0.11	54,137	7.79	0.10	54,095	7.73
Savings and club accounts	0.28	151,892	21.87	0.16	138,631	19.82
Certificates of deposit	1.37	470,696	67.76	1.25	493,853	70.60
Total Deposits	1.00%	$694,662	100.00%	0.92%	$699,476	100.00%

Certificates of deposit with balances of $250,000 or more at March 31, 2016 and 2015 totaled approximately $33.7 million and $30.9 million, respectively. The Bank’s deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2016	2015
	(In Thousands)
One year or less	$197,287	$244,635
After one to two years	106,369	105,367
After two to three years	69,037	41,511
After three to four years	54,559	44,537
After four to five years	42,490	50,711
Thereafter	954	7,092
	$470,696	$493,853

Note 5 - Deposits (Continued)

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2016	2015	2014
	(In Thousands)
Demand	$60	$72	$80
Savings and club	254	236	418
Certificates of deposits	6,085	6,399	7,204
	$6,399	$6,707	$7,702